Filed Pursuant to Rule 497(e)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

EXPLANATORY NOTE

On behalf of Advisors Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the fees and expenses table risk/return summary information contained in a supplement Summary Prospectus, Prospectus and Statement of Additional Information dated November 28, 2014, as supplemented January 2, 2014, for the O’Shaughnessy All Cap Core Fund filed pursuant to Rule 497(e) on January 2, 2014.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (Accession Number 0000894198-14-000018).

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE